Non-current Assets Held for Sale and Discontinued Operations - Additional Information (Detail) $ in Thousands	1 Months Ended
Mar. 31, 2017 TWD ($)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Cash consideration	$ 2,230,544
Gain on disposal of discontinued operation	$ 1,843,234
Percentage of disposal of equity interest	54.98%
Fair value of gain on disposal of equity interest	$ 999,630
Percentage of fair value gain on remeasurement of retained investment	45.02%
Fair value of gain on remeasurement of retained investment	$ 843,604
Unimos Shanghai [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Equity interest in subsidiary to be sold	54.98%